Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Summary of Investments in Community Development and Tax-advantaged VIEs (Detail) - Community Development and Tax Advantaged Investments [Member] - USD ($)
$ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Investment carrying amount	$ 6,148	$ 5,823
Unfunded capital and other commitments	2,938	2,778
Maximum exposure to loss	$ 12,118	$ 12,360